SHORT-TERM INVESTMENTS - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHORT-TERM INVESTMENTS
Unrealized gain on available-for-sale investments and others	¥ 2,255	¥ 7,096	¥ 0
Convertible bonds
SHORT-TERM INVESTMENTS
Unrealized gain on available-for-sale investments and others	¥ (1,798)	¥ 2,006	¥ 1,240